REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Branded Online Inc dba Nogin [Member]
REVENUE

11.	REVENUE
Disaggregation of Revenue
The Company has five major streams of revenue. CaaS service revenue, product revenue and shipping revenue are considered transferred to customers at the point of sale. Marketing and other revenue (other than B2C fulfillment services for rental space) are considered transferred to customers when services are performed. Thus, these revenues streams are recognized at a point in time. B2C fulfillment services for rental space is recognized over time.
The following table presents a disaggregation of the Company’s revenues by revenue source for the six months ended June 30, 2022 and 2021 (in thousands):

	Six Months ended June 30,
	2022	2021
Commerce-as-a-Service Revenue	$10,307	$9,382
Product sales revenue	20,756	4,515
Marketing revenue	7,686	8,808
Shipping revenue	4,115	2,823
Other revenue	2,684	2,746

Total revenue	$45,548	$28,274

15.	REVENUE
Disaggregation of Revenue
The Company has four major streams of revenue. CaaS service revenue, product revenue and shipping revenue are considered transferred to customers at the point of sale. Marketing and other revenue (other than B2C fulfillment services for rental space) are considered transferred to customers when services are performed. Thus, these revenues streams are recognized at a point in time. B2C fulfillment services for rental space is recognized over time.
The following table presents a disaggregation of the Company’s revenues by revenue source for the year ended December 31, 2021, 2020 and 2019 (in thousands):

	For Years Ended December 31,
	2021	2020	2019
Commerce-as-a-Service Revenue	$19,830	$20,227	$22,460
Product Sales Revenue	51,346	—	—
Marketing Revenue	19,249	14,142	10,177
Shipping Revenue	7,030	5,363	3,535
Other Revenue	3,893	5,785	4,782

Total Revenue	$101,348	$45,517	40,954